Andrew D. Myers
 direct 617-589-3835 direct fax 617-305-3102
 email amyers@davismalm.com

November 15, 2005

VIA EDGAR

Securities and Exchange Commission
Mail Stop 3561
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attn:
John Reynolds
Assistant Director
Division of Corporation Finance

Re:
Harbor Acquisition Corporation
Amendment No. 3 to Registration Statement on Form S-1
Registration Statement No. 333-126300

Dear Mr. Reynolds:

        Harbor Acquisition Corporation (the "Company") has filed with the Commission an Amendment No. 3 to the above-referenced Registration Statement (the "Registration Statement"). For your convenience, we are providing you with three paper copies of Amendment No. 3 marked to show the changes made from Amendment No. 2 to the Registration Statement, which was filed with the Commission on September 29, 2005. The changes reflected in Amendment No. 3 are intended to respond to the comments set forth in your letter dated November 8, 2005 (the "Comment Letter"). The changes made in response to the Comment Letter are discussed below. The numbered paragraphs below correspond to the numbered comments in the Comment Letter. Page references are to the pages in the prospectus included in Amendment No. 3 to the Registration Statement filed with the Commission on this date (the "Prospectus").

General

        1.     Comment:    Please tell us the reason the Rule 434 box was check on the registration statement cover and advise us of the prospectus delivery intentions of the company concerning the rule. If a term sheet is to be used, please furnish a copy.

        Response:    The Rule 434 box was erroneously checked. This error has been corrected in Amendment No. 3 to the Registration Statement. The Company intends to avail itself of the provisions of Rule 424, not Rule 434.

        2.     Comment:    We note the revised disclosure detailing certain changes to the underwriter's compensation, including the deposit of a portion of the underwriter's expense allowance and the underwriter's discount in the trust account and the agreement of the underwriter to forfeit its compensation in the event that the company does not consummate a business combination or the trust account is liquidated. Please disclose the reasoning and rationale behind these revisions.

        Response:    The underwriters have agreed to defer receipt of a portion of their underwriting fee and non-accountable expense allowance until the closing of a business combination and will forfeit the deferred portion if a business combination is not consummated. If no business combination occurs within the prescribed period, these fees will be available for distribution to the public shareholders of the Company upon liquidation of the trust account. We believe this arrangement more closely aligns the interests of the underwriters with those of the public shareholders because if the intended purpose of the offering is not achieved, the amount the public shareholders receive upon liquidation will be greater than if such deferral and forfeiture provisions were not in place. We believe that this arrangement will also enhance the marketability of the Company's securities since it demonstrates confidence on the part of the underwriters in the Company's ability to consummate a business combination.

        3.     Comment:    We note that you have applied for listing on the American Stock Exchange. Please advise us of the standard you seek to list under and how you satisfy the criteria under such standard.

        Response:    The Company seeks to list its securities on the American Stock Exchange ("AMEX") under Standard 3, which requires $4 million of stockholders equity, $50 million of market capitalization, $15 million market value of public float, 400 public stockholders and 1 million shares publicly held. After consultation with the underwriters, the Company believes that it will comply with this standard following the offering.

        4.     Comment:    We note that a substantial portion of the underwriter's compensation will be deferred and payable out of the trust funds upon the consummation of a business combination. Please discuss the applicability or inapplicability of Regulation M to the contingent nature of the underwriter compensation arrangements. Please address in your discussion when the distribution of the securities will end.

        Response:    The distribution of the units will be completed shortly after the offering is commenced. The deferred portion of the underwriting compensation will be held in escrow for at least several months after the distribution is completed, since its payment is contingent upon the closing of a business combination. The only offering of Company securities that could occur thereafter would be an offering to the target company in connection with a business combination. However, we do not believe that Regulation M would be applicable in that case, because there is no present intent for the Company or any of its affiliates to purchase any of its securities during any offering to the target company. We do not believe that Regulation M would be applicable solely because of the deferred payment of the underwriting compensation. The definition of "completion of participation in a distribution" in Rule 100 makes it clear that completion of a distribution does not depend upon the time of payment of the underwriter's compensation.

        5.     Comment:    Because the deferred underwriter's compensation will be held in the trust account, please review your disclosure in the appropriate section to clarify if the deferred compensation will be included as net tangible assets when calculating the 80 percent fair value requirement.

        Response:    The underwriters' deferred compensation will not be included as net tangible assets in calculating the 80% fair value requirement. A statement to this effect has been added on pages 1, 10, 29, 30, 31 and 36 of the Prospectus.

Prospectus Summary

        6.     Comment:    We note that you define "middle market" companies as those that are valued under $300 million. Please revise to clarify if there is a lower limit to this term. Is a company worth $10 million a milled market company?

        Response:    The Company defines the "middle market" as including companies with an enterprise value ranging from $40 million to $300 million. A statement to this effect has been added on page 1 of the Prospectus.

        7.     Comment:    We note your belief that you will succeed because of the experience of your management team has in "sourcing, negotiation and consummating acquisitions." Because you could acquire a company in any industry, please revise the appropriate section to discuss how their experience in a specific industry would translate to every industry as the disclosure indicates.

        Response:    Management's experience falls primarily within the industrial and consumer products sectors, which encompasses a variety of industries. The Company has clarified the language in the second and third paragraphs of the Prospectus Summary to remove the inference that management's experience translates to every industry. The Company has also clarified or modified other language in the Prospectus to make it clear that it intends to focus its efforts exclusively on business combinations in the industrial and consumer products sectors (see cover page and pages 1, 9, 27, 29 and 30) and to provide a definition of that term (see pages 1 and 2). Because of this change, we also have revised page 13 of the Prospectus to remove the risk factor that was titled "Our officers and directors may not have significant experience or knowledge of the industry of a target business that operates outside of the industrial and consumer product sectors."

Risk Factors

        8.     Comment:    We note risk factor 22 discussing the risk associated with delisting from the American Stock Exchange. If you have already received provisional approval to be listed, please advise, if not, please revise this risk factor to clarify that point.

        Response:    The Company has been advised by AMEX listing representatives that AMEX does not provide "provisional approval" of listing applications. The Company has filed a listing application and has responded in a timely manner to all requests by AMEX for information to date, but has not yet received a final decision from AMEX. A statement clarifying this point has been added to page 16 of the Prospectus.

Use of Proceeds

        9.     Comment:    We note your response to comment three of our letter dated September 22, 2005 that the judgment of management is that you will have sufficient funds not held in trust even if you were to pay a no-shop, deposit, or similar fee. Please revise to clarify if any no-shop fee is limited to a certain amount. Is it limited to just a percentage of working capital? Are you able to use funds allocated to due diligence or other line items to fund a deposit? If a deposit consisted of all of working capital, how will you reimburse officers of others who will need reimbursements? Considering management has not conducted any search or research efforts, please clarify how management reached this judgment.

        Response:    The Company has clarified the language in the first paragraph on page 21 to explain that amounts which the Company may use to fund a no-shop fee or deposit will come from amounts not held in trust that are allocated for other purposes. It is not possible to quantify the amount of any deposit or "no shop" fee that would may be paid in the future, but as a practical matter, it would be significantly less than the $1.5 million in available funds not held in trust. The Company has clarified in this paragraph that the decision to pay a deposit or no-shop fee is a matter of management's business judgment, based on its experience with the costs of conducting due diligence and completing business combinations for private equity funds. The Company has also added language to page 21 to explain that if a deposit or no-shop fee were forfeited, it may result in the Company having insufficient funds to complete due diligence with respect to another target acquisition, which would include reimbursement of management expenses.

        10.   Comment:    We note your response to comment four. Of the response from the letter, you have only included one sentence in the prospectus. The comment was seeking substantiation in the prospectus. Please revise or advise. Also, we note that this experience is primarily in the "consumer and industrial product sectors." Please revise to clarify whether this belief applies to companies outside of these sectors. Substantiate any belief you have that you can adequately estimate the cost associated with companies that management does not have experience in.

        Response:    The Company added language to the fourth paragraph on page 21 to explain that it believes funds not held in trust will be sufficient to cover the expenses required to consummate a business combination within its focus of the industrial and consumer products sectors. As discussed in item 7 above, the Company intends to focus exclusively on business combinations within the industrial and consumer products sectors.

        11.   Comment:    In the use of proceeds table, in the use of the net proceeds not held in trust, we note the line item of $500,000 for "[l]egal, accounting, and other expenses attendant to the due diligence investigations, structuring and negotiations of a business combination." We also note another line item of $340,000 allocated to due diligence of prospective target businesses. Please explain why there are two separate amounts for due diligence and another line item for similar expenses. Please explain which line item would be allocated to pay existing stockholders for reimbursement of their out-of-pocket expenses for due diligence. Please clearly indicated which line item will be allocated to pay fees to market research firms and or third party consultants to assist the company's search for a target business and whether these fees would include due diligence.

        Response:    The $340,000 line item is intended to cover out-of-pocket expenses of our officers, directors and employees and fees that may be paid to market research firms and third party consultants to assist the Company's search for a target business. The $500,000 line item is intended to cover legal, accounting and other expenses attendant to the structuring, negotiation and completion of the business combination. The description of these line items has been modified and a footnote has been added to the table on page 20 of the Prospectus to clarify this distribution. We note that the introduction to this table cautions that these amounts are estimates only and that actual expenditures may differ substantially from those shown in the table.

Proposed Business

        12.   Comment:    Please revise to discuss your intended search process in more detail since you are able to acquire companies outside of management's expertise. Please revise to clarify if there is a time frame or monetary amount used that will trigger your search of companies not in the consumer or industrial products sectors. Revise to explain how you will evaluate companies that management has not experience in. Also, discuss the risks associated with management's ability to look outside of their expertise.

        Response:    The Company intends to conduct its search exclusively in the industrial and consumer products sectors, which is within management's experience. The Company, has removed a sentence from page 27 that had been added in a prior amendment to disclose a risk attendant to the remote possibility that the Company may acquire a company outside of these sectors and has removed a corresponding risk factor from page 13.

        13.   Comment:    We do not understand your response to comment 10. Please revise to explain how "industry consolidations" would provide you with transactions to consider. If an industry is consolidating, it would appear that the number of existing of businesses are being reduced.

        Response:    The term "Industry Consolidation" on page 28 of the Prospectus has been changed to "Fragmented Industries" to eliminate any inference that industry consolidations produce acquisition opportunities.

        14.   Comment:    Your discussion of competitive strengths on page 29 would be moot if you could acquire a company outside of management's expertise. As such, we do not see how this is a competitive advantage, since the possibility of you acquiring a company outside of your initial focus is not ascertainable.

        Response:    The Company has clarified on page 28 and throughout the Prospectus that its management's experience extends to a variety of industries within the industrial and consumer products sectors. The Company has also clarified that it will focus exclusively in acquiring a business operating within these sectors.

        15.   Comment:    We note your response to comment 11. Please advise how the inclusion of the phrase "directly or indirectly" responds to the comment. It is not readily apparent that any payment by a third party or potential target before or after a merger in connection with a merger would be encompassed by your use of the term "indirectly."

        Response:    The phrase "directly or indirectly" was intended to mean that no payment by a third party or potential target company before or after a business combination will be paid to any of the Company's existing directors, officers or stockholders for services rendered prior to or in connection with a business combination. An explicit statement to this effect has been added to pages 22 and 29-30 of the Prospectus.

        16.   Comment:    We note the additional language that management may receive fees in the future "subject to their fiduciary obligations under Delaware law." Please elaborate in this document so that a reasonable investor would understand your reference to Delaware law. Are you implying that there is some monetary limitation on any future salaries or that a review process required?

        Response:    We have replaced the reference to "fiduciary duties under Delaware law," on page 30 of the Prospectus with a provision that no fees will be paid to any of the Company's existing officers, directors or stockholders in the absence of a vote by a majority of the disinterested directors of the Company. We believe that compliance with this standard will satisfy applicable fiduciary duties.

Principal Stockholders

        17.   Comment:    We reissue comment 16. It would appear that the agreement to purchase the warrants would constitute a bid during the restricted period. Also, please refer to the no-action letter from the Division of Market Regulation dated October 12, 2005. See http://www.sec.gov/divisions/marketreg/mr-noaction/keyhosp101205.htm.

        Response:    The Company has reviewed the Key Hospitality Acquisition Corp. no action letter and confirms that all warrant purchases will be made in accordance with the representations and undertakings contained therein, including the adoption of a Rule 10b5-1 plan with a registered broker-dealer.

        Specifically, the Company represents as follows:

  •
  The warrant purchase terms are fully disclosed in the Prospectus, including the duration of the purchase period, the maximum price to be paid per warrant, and the total dollar amount committed to the purchase program;

  •
  The amended form of Warrant Purchase Agreement ("WPA") is filed as Exhibit 10.9 to Amendment No. 3 to the Registration Statement;

  •
  The warrant purchases will be made pursuant to pre-established agreements in accordance with the guidelines in Rule 10b5-1 under the Securities Exchange Act of 1934 ("Exchange Act") by a broker-dealer who is registered under Section 15 of the Exchange Act;

  •
  None of the warrants purchased pursuant to the WPA will be sold or transferred until the completion of a business combination; and

  •
  All warrant purchases by management and affiliates of the Company will be reported to the Commission and publicly disclosed pursuant to Form 4, Statement of Changes of Beneficial Ownership of Securities.

        In addition, the Company undertakes as follows:

  •
  Other than the bid represented by the WPA during the restricted period, no warrant bids or purchases pursuant to the WPA will occur until 60 calendar days following the end of the restricted period for the unit distribution;

  •
  The Company and Ferris, Baker Watts, Incorporated ("FBW") shall provide to the Division promptly upon request, a daily time-sequenced schedule of all warrant purchases made pursuant to the WPA, on a transaction-by-transaction basis, including: (i) size, broker (if any), time of execution, price of purchase; and (ii) the exchange, quotation system, or other facility through which the warrant purchase occurred;

  •
  Upon request of the Division, the Company and FBW shall transmit the information as specified in the immediately preceding paragraph to the Division at its headquarters in Washington, D.C., within 30 days of its request; and

  •
  Representatives of the Company and FBW shall be made available (in person at the offices of the Division in Washington, D.C., or by telephone) to respond to inquiries by the Division regarding their purchase(s).

        We have clarified on pages 13, 16, 44 and 54 of the Prospectus that the warrant purchases will be in accordance with Rule 10b5-1.

Certain Transactions

        18.   Comment:    Provide additional disclosure here, and in Part II under Item 15, concerning the offer and sale of shares by Grand Cru Management to the enumerated individuals, including the timing of such sales and the exemption(s) from registration relied upon. We may have further comments.

        Response:    The shares sold by Grand Cru Management, LLC were transferred at cost to the persons named in the Prospectus and Part II of the Registration Statement during July and August, 2005. As stated on page 45 of the Prospectus and in Part II, item 15, each of these persons was an "accredited investor" as defined in Rule 215. The Company relies on the exemptions contained in §§4(2) and 5(6) of the Securities Act of 1933.

PART II

Exhibits

        19.   Comment:    We note your response to comment 20. Please file the exhibit for our review. If "the individual" is still the undersigned as in your original exhibit, we do not understand how such person will not have non public information. Please advise.

        Response:    The amended form of Warrant Purchase Agreement is included as Exhibit 10.9 to Amendment No. 3 to the Registration Statement. We believe that the adoption of a Rule 10b5-1 plan and the Company's representations and undertakings contained in Item 17 above provide assurance that the warrant purchases will not involve the use of material non-public information.

        If you have any questions concerning the material provided herein, please do not hesitate to call William F. Griffin, Jr., at this office, or the undersigned.

Very truly yours,

/s/ Andrew D. Myers

Andrew D. Myers

ADM/rld
Enclosures

cc:
Mr. Robert J. Hanks
Mr. David A. Dullum
Elizabeth Hughes, Esquire
William F. Griffin, Jr.